Property and Equipment, Net (Details) - Schedule of property and equipment, Net ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (469,011)		¥ (373,975)
Construction in progress	34,523		24,617
Property and equipment, net	519,452	$ 80,406	557,528
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	298,260		306,058
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	362,341		324,655
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,526		518
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55,304		50,674
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	123,161		121,113
Furniture and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,342		47,269
Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 57,006		¥ 56,599